S000005544 [Member] Expense Example, No Redemption - Nuveen Credit Income Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 568
Expense Example, No Redemption, 3 Years	782
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	1,703
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	555
Expense Example, No Redemption, 5 Years	969
Expense Example, No Redemption, 10 Years	2,123
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	244
Expense Example, No Redemption, 5 Years	438
Expense Example, No Redemption, 10 Years	$ 997